Derivative Financial Instruments - Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	$ 126	$ 489
Asset, Fair Value			411
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	62,406	66,931
Level 1 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Asset, Fair Value
Level 1 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Level 2 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	126	489
Asset, Fair Value			411
Level 2 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	62,406	66,931
Level 3 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Asset, Fair Value
Level 3 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value